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                                  United States
                       Securities and Exchange Commission

                              Washington, DC 20549


FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2003

Check here if amendment [ x ];   Amendment Number: 1
This Amendment (Check only one):
[    ]  is a restatement
[  x  ]  adds new holdings entries

This Amendment includes securities holdings reported on a Form 13F that was filed with a request for confidential treatment. The request was granted on May 10, 2004. UBS Securities LLC is now disclosing its holdings, as of December 31, 2003, of the securities reported on such request for confidentiality.

Institutional Investment Manager Filing this Report:

Name:                 UBS Securities LLC
Address:              677 Washington Boulevard
                      Stamford, CT 06901

13F File Number:  28-7346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:             Jeffery H. Laska
Title:            Director
Phone:            (203) 719-6871

Signature, Place, and Date of Signing:

/s/ Jeffery H. Laska
Jeffery H. Laska
May 20, 2004
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Stamford, Connecticut

Report Type (Check only one):

[ x ]  13F Holdings Report
[   ]  13F Notice
[   ]  13F Combination Report

Report Summary

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   2

Form 13F Information Table Value Total:     $827,462   (thousands)

List of Other Included Managers:  NONE
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            COLUMN 1          COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7            COLUMN 8

                                                                                        INVEST-
                                                                                         MENT                 VOTING AUTHORITY
             NAME OF                                  VALUE     SHRS OR    SH/   PUT/   DISCRE-    OTHER
                                                                PRN AMT    PRN   CALL    TION    MANAGERS   SOLE      SHARED  NONE
             ISSUER           TITLE OF     CUSIP      X$1000
                               CLASS
FLEETBOSTON FINL CORP            COM     339030108     738,350  16,915,224              SOLE                16,915,224

HANCOCK JOHN FINL SVCS INC       COM     41014S106      89,112   2,376,311              SOLE                 2,376,311

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